As filed with the Securities and Exchange Commission on August 22, 2023

Securities Act File No. 333-253997

Investment Company Act File No. 811-23645

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☑ Post-Effective Amendment No. 45
AND/OR
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 46

NEOS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

13 Riverside Ave

Westport, CT 06880

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 914.443.5008

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Garrett Paolella

NEOS ETF Trust

13 Riverside Ave

Westport, CT 06880

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☑ On September 1, 2023 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 36 to the Registration Statement of NEOS ETF Trust (formerly SHP ETF Trust) on behalf of Kurv Premium C3.ai (AI) ETF, Kurv Premium Boeing (BA) ETF, Kurv Premium Bank of America (BA) ETF, Kurv Premium Chevron (CVX) ETF, Kurv Premium Ford (F) ETF, Kurv Premium Coca Cola (KO) ETF, Kurv Premium Meta (META) ETF, Kurv Premium Netflix (NFLX) ETF, Kurv Premium NVIDIA (NVDA) ETF, and Kurv Premium Palantir (PLTR) ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 9, 2023 (Accession Number 0001387131-23-007479), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 1, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Westport, and State of Connecticut, on the 22nd day of August 2023.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett Paolella	President, Principal Executive Officer, Trustee and Chairman	August 22, 2023
Garrett Paolella

/s/ Troy Cates	Trustee and Vice Chairman	August 22, 2023
Troy Cates

*	Trustee	August 22, 2023
Sharon Cheever

*	Trustee	August 22, 2023
Richard Keary

*	Trustee	August 22, 2023
John Jacobs

*	Trustee	August 22, 2023
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	August 22, 2023
Josh Hunter

*By:	/s/ Garrett Paolella

  Garrett Paolella

* Attorney-in-Fact – Signed pursuant to a Power of Attorney dated February 1, 2022 for Ms. Sharon Cheever, Mr. John Jacobs, and Mr. Robert Sherry, and a Power of Attorney dated May 20, 2022 for Mr. Richard Keary, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference.